4. FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Financial Investments		R$ 735,712	R$ 760,391
CDB - Bank deposit certificate
Disclosure of fair value measurement of assets [line items]
Financial Investments	[1]	716,218	658,476
Government securities
Disclosure of fair value measurement of assets [line items]
Financial Investments	[2]	R$ 19,494	R$ 101,915

[1]	Financial investments linked to Bank Certificates of Deposit (CDBs), to be used as a collateral to a guarantee letter, of certain loans.
[2]	Financial investments in Public Securities (Financial Treasury Bills) managed by its exclusive funds. In 2016, in addition to the Financial Treasury Bills, the Company had a financial investment in Public Securities managed by its exclusive funds which were used as collateral for future CDI rate's contracts in the period as detailed in note 12 (b). These investments were settled in October 2017.